Income Taxes (Tables)	4 Months Ended
May 21, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense Benefits

May 21, 2014
Current Taxes
Federal	-
State	-
Deferred Taxes
Federal	-
State	-
Total Provision	-

Schedule of Deferred Tax Assets and Liabilities

May 21, 2014
NOL Deferred Tax Asset	$29,327
Valuation allowance	(29,327)
$-

Schedule of Effective Income Tax Rate Reconciliation

May 21, 2014
Income tax benefit at U. S. federal statutory rates:	$(25,818)
Expected state taxes, net of federal benefit	(3,509)
Change in valuation allowance	29,327
$-